SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Alternative Asset Allocation Fund

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub–heading of the “MANAGEMENT” section of the fund’s prospectus and summary prospectus.

Robert Wang, Head of Portfolio Management and Trading, QS Investors. Began managing the fund in 2007.

Inna Okounkova, Head of Strategic Asset Allocation Portfolio Management, QS Investors. Began managing the fund in 2007.  On leave through December 31, 2012.

Thomas Picciochi, Head of Global Tactical Asset Allocation Portfolio Management and Trading, QS Investors. Began managing the fund in 2007.

Ellen Tesler, Portfolio Manager, QS Investors. Began managing the fund in 2012.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub–heading of the “FUND DETAILS” section of the fund’s prospectus.

Robert Wang, Head of Portfolio Management and Trading, QS Investors. Began managing the fund in 2007.

■	Joined QS Investors in 2010 after 28 years of experience of trading fixed income, foreign exchange and derivative products at Deutsche Asset Management and J.P. Morgan.

■	BS, The Wharton School, University of Pennsylvania.

Inna Okounkova, Head of Strategic Asset Allocation Portfolio Management, QS Investors. Began managing the fund in 2007.  On leave through December 31, 2012.

■	Joined QS Investors in 2010 after 11 years with Deutsche Asset Management as a quantitative analyst, portfolio manager and Head of Strategic Asset Allocation Portfolio Management.

■	MS, Moscow State University; MBA, University of Chicago — Graduate School of Business.

Thomas Picciochi, Head of Global Tactical Asset Allocation Portfolio Management and Trading, QS Investors. Began managing the fund in 2007.

■
Joined QS Investors in 2010 after 24 years of experience in portfolio management and various research and analysis positions at Deutsche Asset Management, State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management.

■	BA and MBA, University of Miami.

Ellen Tesler, Portfolio Manager, QS Investors. Began managing the fund in 2012.

■	Member of the QS Investors portfolio management and trading group.

■	Formerly at DB Advisors (2000 - 2010). Prior to joining DB Advisors, one year as an analyst at Lord Abbett and Company.

■	BBA and MBA, Pace University.

Please Retain This Supplement for Future Reference

September 17, 2012 PROSTKR-181